UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check only one): [   ]  is a restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Woodside Asset Management, Inc.
Address:   3000 Sand Hill Road, 2-160
           Menlo Park, CA  94025

Form 13F File Number:  28-6942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Shannon A. Hilton
Title:  Operations Manager
Phone:  (650) 854-5100

Signature, Place, and Date of Signing:

Shannon A. Hilton, Menlo Park, October 26, 1999

Report Type  (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  46
Form 13F Information Table Value Total:  $128,550

List of Other Included Managers:

None


                     Class           MktVal        Prn Invst Oth Voting
Name of Issuer       Title CUSIP     x$1000 Shares Amt Dscrt Mgr Sole   Shr None
-------------------- ----- --------- ------ ------ --- ----- --- ------ --- ----
3Com Corp.           COM   885535104 3285   114275 SH  SOLE      114275 0   0
Albertsons Inc.      COM   013104104 2186   55250  SH  SOLE      55250  0   0
AvalonBay Commun     COM   053484101 3238   95600  SH  SOLE      95600  0   0
BMC Software         COM   055921100 3113   43500  SH  SOLE      43500  0   0
Bank One Corp.       COM   06423a103 3859   110850 SH  SOLE      110850 0   0
Bank of America Corp COM   060505104 2362   42411  SH  SOLE      42411  0   0
Barrick Gold Corp.   COM   067901108 3355   154249 SH  SOLE      154249 0   0
Biogen, Inc.         COM   090597105 4660   59128  SH  SOLE      59128  0   0
Black Box Corp.      COM   091826107 2953   56250  SH  SOLE      56250  0   0
Boeing Co.           COM   097023105 3122   73250  SH  SOLE      73250  0   0
Boston Properties    COM   101121101 3071   100075 SH  SOLE      100075 0   0
Broadvision Inc.     COM   111412102 298    2240   SH  SOLE      2240   0   0
Capital One Financl  COM   14040h105 2447   62755  SH  SOLE      62755  0   0
Cisco Systems        COM   17275R102 1427   20816  SH  SOLE      20816  0   0
Costco Wholesale     COM   22160q102 3343   46425  SH  SOLE      46425  0   0
DLT&Storage Sys Grp  COM   747906204 961    68342  SH  SOLE      68342  0   0
Ecolab               COM   278865100 3152   92365  SH  SOLE      92365  0   0
Equity Office Prop.  COM   294741103 3003   129170 SH  SOLE      129170 0   0
Equity Residential   COM   29476L107 3246   76608  SH  SOLE      76608  0   0
Franco-Nevada Mining COM   351860101 1201   56595  SH  SOLE      56595  0   0
Hard Disk Drive Grp  COM   747906303 254    34170  SH  SOLE      34170  0   0
Hewlett Packard      COM   428236103 4259   46928  SH  SOLE      46928  0   0
Highwoods Properties COM   431284108 3428   132500 SH  SOLE      132500 0   0
Illinois Tool Works  COM   452308109 3143   42150  SH  SOLE      42150  0   0
Intl. Bus. Machines  COM   459200101 460    3800   SH  SOLE      3800   0   0
Johnson & Johnson    COM   478160104 327    3558   SH  SOLE      3558   0   0
Johnson Control Inc. COM   478366107 3659   55183  SH  SOLE      55183  0   0
Legato Systems       COM   524651106 398    9120   SH  SOLE      9120   0   0
Lucent Technologies  COM   549463107 3496   53888  SH  SOLE      53888  0   0
MCI Worldcom Inc.    COM   55268b106 3395   47239  SH  SOLE      47239  0   0
MICROS Systems, Inc. COM   594901100 1787   44130  SH  SOLE      44130  0   0
Masco Corp.          COM   574599106 2892   93300  SH  SOLE      93300  0   0
Merck and Co. Inc.   COM   589331107 4265   65800  SH  SOLE      65800  0   0
Microsoft            COM   594918104 4059   44825  SH  SOLE      44825  0   0
Nabors Ind.          COM   629568106 1547   61866  SH  SOLE      61866  0   0
Oracle Corporation   COM   68389x105 5590   122850 SH  SOLE      122850 0   0
Qualcomm Inc.        COM   747525103 8811   46575  SH  SOLE      46575  0   0
Royal Dutch Petrol   COM   780257804 3330   56387  SH  SOLE      56387  0   0
Sandisk              COM   80004C101 201    3090   SH  SOLE      3090   0   0
Simon Property Group COM   828781104 2458   109545 SH  SOLE      109545 0   0
Spieker Properties   COM   848497103 3452   99525  SH  SOLE      99525  0   0
Sun Microsystems     COM   866810104 409    4400   SH  SOLE      4400   0   0
Texaco               COM   881694103 3208   50818  SH  SOLE      50818  0   0
United Technologies  COM   913017109 3196   53890  SH  SOLE      53890  0   0
Vornado Realty Trust COM   929042109 3027   93150  SH  SOLE      93150  0   0
WEBS Indx Fund Japan COM   92923h889 3217   230800 SH  SOLE      230800 0   0
